Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Common Stock Issued for Services, Related Party

On June 15, 2023, the Company issued 1,500,000 shares of common stock to the Company’s President, Joerg Sommer, for services provided. The aggregate fair value of the common stock was $89,850, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Note 3 – Related Party Transactions

Expense Reimbursements Owed to Officers and Directors

As of December 31, 2022, the Company owed a total of $65,382 to one of our Directors, Dr. Kenneth Perego, II, M.D., and $2,505 to the Company’s CFO, Mr. Timothy Woods, for unreimbursed expenses, as presented within accounts payable on the Balance Sheet.

Debt Repayments, Related Party

On October 18, 2021, the Company repaid a total of $52,918, consisting of $50,000 of principal and $2,918 of interest, to Isiah Thomas, the Company’s Chief Executive Officer.

On September 15, 2021, the Company repaid a total of $130,610, consisting of $125,000 of principal and $5,610 of interest, to Isiah Thomas, the Company’s Chief Executive Officer.

On March 29, 2021, the Company repaid a total of $27,201 of indebtedness owed to the Company’s Chairman of the Board, Dr. Kenneth Perego, II, M.D., consisting of $26,000 of principal and $1,201 of interest.

Series B Preferred Stock Sales

On February 7, 2021, the Company and ISIAH International, LLC (“ISIAH International”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) under which ISIAH International agreed to purchase from the Company, on the dates provided for in the Purchase Agreement, an aggregate of 200,000 shares of the Company’s newly designated Series B Preferred Stock (“Series B Preferred Stock”), convertible into an aggregate of 20,000,000 shares of the Company’s common stock, for a purchase price of $15 per share of Preferred Stock, and an aggregate purchase price of $3 million. Each share of Series B Preferred Stock has a Stated Value of $15 and is convertible into common stock at a conversion price equal to $0.15. Isiah Thomas, the Company’s Chief Executive Officer, is the sole member and Chief Executive Officer of ISIAH International. Pursuant to the Purchase Agreement, ISIAH International purchased the 200,000 shares of Series B Preferred Stock from the Company according to the following schedule:

Date	Shares	Purchase Price
Initial Closing Date	16,666	$249,990
February 22, 2021	16,667	250,005
March 8, 2021	16,667	250,005
March 22, 2021	16,667	250,005
April 5, 2021	16,666	249,990
April 19, 2021	16,667	250,005
May 17, 2021	33,334	500,010
June 14, 2021	33,333	499,995
July 12, 2021	33,333	499,995
Total	200,000	$3,000,000

On various dates in May, 2021, the Company also received total proceeds of $50,010 from the sale of an aggregate of 3,334 shares of Series B Preferred Stock at a price of $15 per share to trusts whose beneficiaries are adult children of Isiah L. Thomas III. Mr. Thomas disclaims beneficial ownership of the shares held by these trusts.

Common Stock Issued for Services

On January 1, 2021, the Company awarded options to purchase 5,500,000 shares of common stock at an exercise price equal to $0.13 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the 2019 Plan and are exercisable over a ten year period. The options vested immediately as to 2,750,000 shares, and vest as to the remaining 2,750,000 shares quarterly in 250,000 increments over the following eleven quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1174, was $645,624. The options are being expensed over the vesting period, resulting in $117,388 and $410,853 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $117,383 of unamortized expenses are expected to be expensed over the vesting period.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On January 1, 2021, the Company awarded options to purchase 350,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to the Company’s Vice Chairman of the Board, Dr. Ken Perego. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $40,943. The options were expensed over the vesting period, resulting in $40,943 of stock-based compensation expense during the year ended December 31, 2021.